Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions	Taxes	Royalties	Total Payments
Total	$ 319.7	$ 1.5	$ 321.2
UNITED STATES
Total			320.9
UNITED STATES | Department of Treasury [Member]
Total	319.4		319.4
UNITED STATES | Bureau of Land Management [Member]
Total		$ 1.5	1.5
CANADA
Total			0.3
CANADA | Municipality of Guysborough [Member]
Total	$ 0.3		$ 0.3